BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 22, 2026	Jul. 25, 2026	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
BORROWINGS
Short-term borrowings			¥ 7,950	$ 1,119	¥ 4,950
Agricultural Bank of China under Xinjiang Origin
BORROWINGS
Short-term borrowings			4,950		¥ 4,950
Annual interest rate	3.00%
Industrial and Commercial Bank of China under xinjiang origin
BORROWINGS
Short-term borrowings			¥ 3,000
Annual interest rate		3.30%